SCHEDULE OF FAIR VALUES OF THE ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($)	Jul. 19, 2022	Dec. 31, 2022	Dec. 31, 2021
Estimated fair value of liabilities assumed:
Goodwill as a result of the acquisition
Yunnan Runcangsheng [Member]
Business Acquisition [Line Items]
Total purchase considerations	$ 4,301,293
Estimated fair value of assets acquired:
Cash	446,381
Accounts receivable	144,813
Accounts receivable-related party	133,011
Advance to suppliers	3,455
Other receivables and prepaid expense	127,909
Inventory	469,594
Property and equipment	1,677,272
Intangible assets	1,406
Operating lease right-of-use assets	1,990
Total assets acquired	3,005,831
Estimated fair value of liabilities assumed:
Accounts payable	(89,801)
Accounts payable-related party	(160,911)
Advance from customers	(4,790)
Government grant	(921,473)
Taxes payable	(21,156)
Operating lease liability	(15,182)
Accrued liabilities and other payables	(1,314,995)
Total liabilities assumed	(2,528,308)
Total net assets acquired	477,523
Goodwill as a result of the acquisition	3,823,770
Operating lease liability	(15,182)
Total liabilities assumed	(2,528,308)
Total net assets acquired	$ 477,523